Business Acquisition - Schedule of Supplemental Pro-Forma (Details) (10-K) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Business Combinations [Abstract]
Revenue	$ 4,554,594	$ 1,245,556
(Loss) Income	$ (2,959,165)	$ (829,656)